UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Export and Multinational Fund

November 30, 2017

EXF-QTLY-0118
1.810713.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.2%
Auto Components - 2.0%
BorgWarner, Inc.	136,500	$7,600
Delphi Automotive PLC	34,200	3,580
Gentex Corp.	343,100	7,027
Lear Corp.	36,200	6,548
Tenneco, Inc.	61,800	3,672
The Goodyear Tire & Rubber Co.	216,900	7,021
		35,448
Automobiles - 0.8%
General Motors Co.	292,100	12,587
Thor Industries, Inc.	16,300	2,503
		15,090
Distributors - 0.4%
Genuine Parts Co.	85,400	7,940
Diversified Consumer Services - 0.6%
Graham Holdings Co.	7,800	4,548
H&R Block, Inc.	216,700	5,673
		10,221
Household Durables - 1.1%
Lennar Corp.:
Class A	87,500	5,493
Class B	1,750	90
NVR, Inc. (a)	2,500	8,688
Tupperware Brands Corp.	74,200	4,684
		18,955
Leisure Products - 0.1%
Brunswick Corp.	46,100	2,552
Media - 5.0%
CBS Corp. Class B	84,300	4,726
Cinemark Holdings, Inc.	133,400	4,817
Comcast Corp. Class A	718,000	26,954
Discovery Communications, Inc. Class A (a)(b)	181,500	3,452
Interpublic Group of Companies, Inc.	311,300	6,158
Meredith Corp. (b)	6,300	429
Omnicom Group, Inc.	133,300	9,523
Sinclair Broadcast Group, Inc. Class A (b)	103,900	3,538
Tegna, Inc.	297,700	3,953
The Walt Disney Co.	39,500	4,140
Time Warner, Inc.	94,600	8,657
Twenty-First Century Fox, Inc. Class A	339,000	10,828
Viacom, Inc. Class B (non-vtg.)	91,700	2,597
		89,772
Multiline Retail - 2.0%
Dollar General Corp.	148,800	13,106
Dollar Tree, Inc. (a)	124,100	12,753
Macy's, Inc.	167,200	3,979
Target Corp.	93,200	5,583
		35,421
Specialty Retail - 4.3%
AutoNation, Inc. (a)(b)	86,700	4,801
AutoZone, Inc. (a)	13,400	9,203
Bed Bath & Beyond, Inc.	40,100	898
Best Buy Co., Inc.	91,900	5,478
Foot Locker, Inc.	79,900	3,423
Gap, Inc.	129,600	4,187
L Brands, Inc.	54,700	3,067
Lowe's Companies, Inc.	106,400	8,871
O'Reilly Automotive, Inc. (a)	20,800	4,913
Ross Stores, Inc.	177,500	13,495
Sally Beauty Holdings, Inc. (a)	100,400	1,712
TJX Companies, Inc.	178,600	13,493
Williams-Sonoma, Inc. (b)	87,300	4,466
		78,007
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	54,700	5,925
Michael Kors Holdings Ltd. (a)	56,300	3,290
Ralph Lauren Corp.	57,600	5,481
Tapestry, Inc.	50,500	2,105
		16,801

TOTAL CONSUMER DISCRETIONARY		310,207

CONSUMER STAPLES - 8.3%
Beverages - 0.4%
Dr. Pepper Snapple Group, Inc.	78,400	7,071
Food & Staples Retailing - 2.5%
CVS Health Corp.	182,700	13,995
Kroger Co.	289,800	7,494
Wal-Mart Stores, Inc.	118,200	11,493
Walgreens Boots Alliance, Inc.	166,800	12,136
		45,118
Food Products - 2.9%
Campbell Soup Co.	120,300	5,931
ConAgra Foods, Inc.	156,300	5,835
Hostess Brands, Inc. Class A (a)	471,000	6,622
Ingredion, Inc.	33,900	4,694
Mondelez International, Inc.	82,300	3,534
Sanderson Farms, Inc.	5,400	916
The J.M. Smucker Co.	56,100	6,545
The Kraft Heinz Co.	46,600	3,792
The Simply Good Foods Co.	478,600	6,337
Tyson Foods, Inc. Class A	108,100	8,891
		53,097
Household Products - 0.7%
Energizer Holdings, Inc.	78,600	3,610
Kimberly-Clark Corp.	70,700	8,467
		12,077
Tobacco - 1.8%
Altria Group, Inc.	362,500	24,588
British American Tobacco PLC (United Kingdom)	120,400	7,657
		32,245

TOTAL CONSUMER STAPLES		149,608

ENERGY - 6.8%
Energy Equipment & Services - 0.1%
Ensco PLC Class A (b)	207,700	1,115
Oil, Gas & Consumable Fuels - 6.7%
Chevron Corp.	232,200	27,629
Exxon Mobil Corp.	489,800	40,795
Phillips 66 Co.	217,500	21,219
Suncor Energy, Inc.	343,300	11,908
Total SA sponsored ADR	96,200	5,440
Valero Energy Corp.	164,900	14,119
		121,110

TOTAL ENERGY		122,225

FINANCIALS - 16.6%
Banks - 7.2%
Bank of America Corp.	828,500	23,339
JPMorgan Chase & Co.	446,100	46,626
U.S. Bancorp	343,700	18,955
Wells Fargo & Co.	728,200	41,121
		130,041
Capital Markets - 0.2%
Brookfield Asset Management, Inc. Class A (b)	72,900	3,030
KKR & Co. LP	61,600	1,227
		4,257
Diversified Financial Services - 4.4%
Berkshire Hathaway, Inc. Class B (a)	412,600	79,637
Insurance - 4.8%
Allstate Corp.	169,600	17,411
Chubb Ltd.	170,658	25,959
Marsh & McLennan Companies, Inc.	98,000	8,225
MetLife, Inc.	124,300	6,672
The Travelers Companies, Inc.	185,900	25,202
Torchmark Corp.	24,300	2,159
		85,628

TOTAL FINANCIALS		299,563

HEALTH CARE - 17.5%
Biotechnology - 3.8%
AbbVie, Inc.	91,200	8,839
Amgen, Inc.	172,300	30,266
Biogen, Inc. (a)	39,400	12,693
Gilead Sciences, Inc.	190,500	14,246
United Therapeutics Corp. (a)	22,100	2,873
		68,917
Health Care Equipment & Supplies - 0.9%
Danaher Corp.	84,500	7,973
Medtronic PLC	111,500	9,157
		17,130
Health Care Providers & Services - 9.2%
Aetna, Inc.	128,300	23,117
AmerisourceBergen Corp.	97,800	8,295
Anthem, Inc.	113,400	26,644
Cardinal Health, Inc.	123,300	7,298
Centene Corp. (a)	33,100	3,379
Cigna Corp.	82,500	17,468
DaVita HealthCare Partners, Inc. (a)	106,000	6,472
Express Scripts Holding Co. (a)	99,400	6,479
Laboratory Corp. of America Holdings (a)	56,100	8,879
McKesson Corp.	73,500	10,859
MEDNAX, Inc. (a)	35,000	1,743
Quest Diagnostics, Inc.	116,700	11,490
UnitedHealth Group, Inc.	121,200	27,654
Universal Health Services, Inc. Class B	50,200	5,439
		165,216
Pharmaceuticals - 3.6%
GlaxoSmithKline PLC	998,600	17,278
Johnson & Johnson	177,700	24,759
Pfizer, Inc.	479,500	17,387
Sanofi SA	62,500	5,701
		65,125

TOTAL HEALTH CARE		316,388

INDUSTRIALS - 10.8%
Aerospace & Defense - 2.7%
General Dynamics Corp.	38,900	8,059
Rockwell Collins, Inc.	115,300	15,255
United Technologies Corp.	207,000	25,140
		48,454
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	103,200	12,534
Airlines - 1.6%
Allegiant Travel Co.	18,100	2,751
American Airlines Group, Inc.	120,500	6,084
Delta Air Lines, Inc.	235,000	12,436
Southwest Airlines Co.	105,600	6,407
		27,678
Building Products - 0.2%
Johnson Controls International PLC	83,100	3,128
Commercial Services & Supplies - 0.4%
Deluxe Corp.	106,700	7,586
Construction & Engineering - 0.2%
Fluor Corp.	83,900	4,062
Electrical Equipment - 0.4%
Acuity Brands, Inc.	37,400	6,411
Industrial Conglomerates - 1.7%
General Electric Co.	849,000	15,528
Honeywell International, Inc.	99,500	15,518
		31,046
Machinery - 0.8%
Allison Transmission Holdings, Inc.	17,900	735
Crane Co.	46,600	3,978
Snap-On, Inc.	60,800	10,301
		15,014
Professional Services - 0.5%
Dun & Bradstreet Corp.	50,300	6,192
Manpower, Inc.	26,200	3,377
		9,569
Road & Rail - 1.4%
Norfolk Southern Corp.	44,700	6,197
Union Pacific Corp.	149,600	18,924
		25,121
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	16,000	3,541

TOTAL INDUSTRIALS		194,144

INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 2.2%
Cisco Systems, Inc.	803,100	29,956
F5 Networks, Inc. (a)	30,800	4,133
Juniper Networks, Inc.	195,500	5,427
		39,516
Electronic Equipment & Components - 0.4%
Avnet, Inc.	79,200	3,280
TE Connectivity Ltd.	38,600	3,645
		6,925
Internet Software & Services - 0.3%
Alphabet, Inc. Class A (a)	4,800	4,974
IT Services - 1.8%
Amdocs Ltd.	42,500	2,775
Cognizant Technology Solutions Corp. Class A	136,199	9,844
CSRA, Inc.	158,100	4,574
IBM Corp.	38,200	5,882
Leidos Holdings, Inc.	35,500	2,257
The Western Union Co.	373,600	7,356
		32,688
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	210,600	9,443
KLA-Tencor Corp.	27,300	2,791
Qualcomm, Inc.	304,500	20,201
		32,435
Software - 1.6%
CA Technologies, Inc.	322,900	10,678
Oracle Corp.	388,400	19,055
Trion World, Inc. (a)(c)(d)	1,062,359	0
Trion World, Inc. warrants 10/3/18 (a)(c)(d)	42,310	0
		29,733
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	166,800	28,665
Hewlett Packard Enterprise Co.	485,200	6,769
HP, Inc.	569,600	12,218
NetApp, Inc.	48,200	2,724
Seagate Technology LLC	76,900	2,965
Xerox Corp.	191,600	5,683
		59,024

TOTAL INFORMATION TECHNOLOGY		205,295

MATERIALS - 2.1%
Chemicals - 1.2%
LyondellBasell Industries NV Class A	96,800	10,135
PPG Industries, Inc.	57,100	6,672
The Chemours Co. LLC	79,100	4,066
		20,873
Containers & Packaging - 0.3%
Crown Holdings, Inc. (a)	105,200	6,284
Metals & Mining - 0.6%
Nucor Corp.	90,500	5,204
Steel Dynamics, Inc.	164,800	6,345
		11,549

TOTAL MATERIALS		38,706

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
National Retail Properties, Inc.	102,300	4,201
Spirit Realty Capital, Inc.	392,000	3,348
Store Capital Corp.	168,700	4,356
VEREIT, Inc.	392,300	3,060
		14,965
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	593,900	30,224
UTILITIES - 0.6%
Electric Utilities - 0.6%
Exelon Corp.	204,100	8,513
Great Plains Energy, Inc.	45,600	1,565
		10,078
TOTAL COMMON STOCKS
(Cost $1,435,482)		1,691,403
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 10% 10/10/19 pay-in-kind(c)(d)(e)
(Cost $450)	451	178
	Shares	Value (000s)

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 1.13% (f)	110,470,297	110,492
Fidelity Securities Lending Cash Central Fund 1.13% (f)(g)	14,144,271	14,146
TOTAL MONEY MARKET FUNDS
(Cost $124,638)		124,638
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,560,570)		1,816,219
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(12,007)
NET ASSETS - 100%		$1,804,212

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $178,000 or 0.0% of net assets.

 (d) Level 3 security

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Trion World, Inc.	8/22/08 - 3/20/13	$5,798
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 10% 10/10/19 pay-in-kind	10/10/13 - 10/10/17	$450

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$192
Fidelity Securities Lending Cash Central Fund	40
Total	$232

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$310,207	$310,207	$--	$--
Consumer Staples	149,608	141,951	7,657	--
Energy	122,225	122,225	--	--
Financials	299,563	299,563	--	--
Health Care	316,388	293,409	22,979	--
Industrials	194,144	194,144	--	--
Information Technology	205,295	205,295	--	--
Materials	38,706	38,706	--	--
Real Estate	14,965	14,965	--	--
Telecommunication Services	30,224	30,224	--	--
Utilities	10,078	10,078	--	--
Corporate Bonds	178	--	--	178
Money Market Funds	124,638	124,638	--	--
Total Investments in Securities:	$1,816,219	$1,785,405	$30,636	$178

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2018